GENERAL AND ADMINISTRATIVE EXPENSE	12 Months Ended
Dec. 31, 2017
GENERAL AND ADMINISTRATIVE EXPENSE
GENERAL AND ADMINISTRATIVE EXPENSE

10) GENERAL AND ADMINISTRATIVE EXPENSE

($ thousands)	2017	2016	2015
General and administrative expense	$50,544	$59,773	$81,312
Share-based compensation expense(1)	23,757	26,546	22,558
General and administrative expense	$74,301	$86,319	$103,870